RISK MANAGEMENT - Structural interest rate risk - Financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	295,146,956	253,580,182
Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	40,870,600	36,350,229
Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	67,106,598	46,491,980
Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	62,742,569	60,058,310
Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13,408,440	13,245,621
Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	111,018,749	97,434,042
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,160,846	11,996,398
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	258,433,837	224,581,946
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,966,356	21,608,992
Commercial loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,034,830	21,862,835
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	110,986,938	98,936,699
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,249,224	19,568,240
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	44,158,080	43,732,269
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,350,536	8,460,958
Commercial lending portfolio | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,229,098	27,175,232
Interbank and overnight funds | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,693,678	2,718,961
Interbank and overnight funds | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,500,014	2,431,272
Interbank and overnight funds | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	193,664	287,536
Interbank and overnight funds | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		144
Interbank and overnight funds | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		9
Loans to consumers | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	65,835,457	59,840,451
Loans to consumers | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13,451,176	10,993,634
Loans to consumers | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,002,297	9,758,318
Loans to consumers | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,947,260	1,660,573
Loans to consumers | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	40,434,724	37,427,926
Mortgages | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,558,771	20,221,683
Mortgages | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,541,450	7,212,959
Mortgages | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	640,162	1,890,949
Mortgages | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	49,522	900,236
Mortgages | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,327,637	10,217,539
Microcredit | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	372,321	410,320
Microcredit | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	42,825	30,911
Microcredit | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,327	18,568
Microcredit | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	38,698	39,283
Microcredit | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	274,471	321,558
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,381,009	9,282,733
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,949,056	8,895,674
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	483
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,971
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	104
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	429,395	387,059
Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,038,856	9,113,668
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,038,856	9,113,668
Investment securities at fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,488,831	22,947,186
Investment securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,061,764	26,000,311
Service concession arrangements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,727,508	7,031,916
Service concession arrangements | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,958,385	2,706,030
Service concession arrangements | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,958,385	2,706,030
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,025,535	30,117,236
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,025,535	30,117,236
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34,025,535	30,117,236
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Non-interest | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,921,544	27,454,555
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,103,991	2,662,681
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,580,128	3,053,862
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,206,728	2,765,688
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,856,442	265,131
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	302,641	23,043
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	214,317
Debt securities | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	63,016	82,749
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,315,010	1,972,593
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	351,964	871,982
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,051,003	1,745,789
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,966,356	21,608,992
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,966,356	21,608,992
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Not later than one month [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	947,691	743,846
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one month and not later than six months [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,558,616	2,132,946
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than six months and not later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,367,715	1,289,402
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,092,334	17,442,798
Debt securities | Investment securities | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 28,966,356	$ 21,608,992